Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income taxes

(11)    Income Taxes

The composition of income tax expense for the years ended December 31, 2020, 2019, and 2018 was as follows:

(in thousands)	2020	2019	2018
Current:
Federal	$4,268	$3,830	$1,175
State	—	—	(181)
Total current	4,268	3,830	994
Deferred:
Federal	(1,085)	(7)	674
State	—	—	—
Total deferred	(1,085)	(7)	674
Total income tax expense	$3,183	$3,823	$1,668

Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2020, 2019, and 2018 are as follows:

	2020		2019		2018
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$17,476		$19,937		$12,382
Tax at statutory federal income tax rate	$3,670	21.00%	$4,187	21.00%	$2,600	21.00%
Tax Cuts and Jobs Act	—	—	—	—	(343)	(2.77)
State restructuring	—	—	—	—	(143)	(1.16)
Tax-exempt income, net	(487)	(2.79)	(408)	(2.04)	(432)	(3.49)
State income tax, net of federal tax benefit	—	—	—	—	—	—
Other, net	—	—	44	0.22	(14)	(0.11)
Provision for income tax expense	$3,183	18.21%	$3,823	19.18%	$1,668	13.47%

Income taxes as a percentage of earnings before income taxes as reported in the consolidated financial statements were 18.2% for the year ended December 31, 2020 compared to 19.2% and 13.5% for the years ended December 31, 2019 and 2018, respectively.

The decrease in the effective tax rate for the year ended December 31, 2020 compared to the year ended December 31, 2019 was primarily attributable to tax-free revenues having a greater impact on pre-tax income due to the reduced level of earnings in 2020.

The increase in the effective tax rate for the year ended December 31, 2019 compared to the year ended December 31, 2018 was primarily attributable to a one-time benefit recorded in 2018 associated with the finalization of the Company’s analysis of the Tax Cuts and Jobs Act (Tax Act), a one-time benefit recorded in 2018 associated with the Company’s state tax planning initiatives, and the increased earnings and branch sale gain in 2019.

The provisional adjustments recorded in the fourth quarter of 2017 related to the enactment of the Tax Act were finalized during the third quarter of 2018 with the filing of the Company's 2017 tax return, within the one-year measurement period provided under Staff Accounting Bulletin No. 118 in regards to the application of FASB's ASC Topic 740, Income Taxes. The finalization of the Company's Tax Act adjustments in 2018 included a $343,000 benefit, while the Company's additional tax planning initiatives included a $143,000 benefit. The total benefits are comprised of $306,000 benefit attributable to the pension contribution and a $180,000 benefit attributable to various accounting method changes made on the Company's 2017 tax return.

The components of deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019 were as follows:

(in thousands)	2020	2019
Deferred tax assets:
Allowance for loan losses	$2,927	$2,564
Pension	1,233	1,747
Other real estate owned	550	621
Deferred loan fees	563	131
Lease liability	449	467
Intangible assets	22	103
Accrued / deferred compensation	530	399
Other	368	95
Total deferred tax assets	$6,642	$6,127
Deferred tax liabilities:
Premises and equipment	$553	$625
Mortgage servicing rights	514	521
Deferred loan costs	288	273
Right-of-use asset	443	465
Prepaid expenses	359	328
Securities	900	9
Other	8	10
Total deferred tax liabilities	3,065	2,231
Net deferred tax assets	$3,577	$3,896

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning initiatives in making this assessment. In management's opinion, the Company will more likely than not realize the benefits of its deferred tax assets and, therefore, has not established a valuation allowance against its deferred tax assets as of December 31, 2020. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income of the appropriate character over the periods in which the deferred tax assets are deductible. The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions.

The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. For each of the years ended December 31, 2020 and 2019, respectively, the Company did not have any uncertain tax provisions, and did not record any related tax liabilities.